Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 55,110	$ 46,738
Less accumulated depreciation and amortization	32,287	27,049
Total property, plant and equipment, net	22,823	19,689
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	64	64
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,837	4,126
Instruments and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	40,827	33,093
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	92	85
Office Equipment and furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,103	1,719
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	900	871
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 6,287	$ 6,780